Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2023
Derivative Financial Instruments [Abstract]
Disclosure of financial assets

	December 31, 2023	December 31, 2022

Foreign currency collars	$1,338	$—
Euro forward contracts	1,513	—
Interest rate swaps	458	—
Foreign currency forward contracts	6,229	—
Total derivative assets	$9,538	$—

Classified as:	December 31, 2023	December 31, 2022

Current	$2,502	$—
Non-current	7,036	—
	$9,538	$—

Disclosure of financial liabilities

	December 31, 2023	December 31, 2022

Euro forward contracts	$35	$—
Gold collars	3,026	—
Gold commodity swaps	2,966	—
Copper commodity swaps	1,032	—
Interest rate swaps	12,063	—
Total derivative liabilities	$19,122	$—

Classified as:	December 31, 2023	December 31, 2022

Current	$279	$—
Non-current	18,843	—
	$19,122	$—

Disclosure of outstanding foreign currency collars
As at December 31, 2023, the Company's outstanding foreign currency collars were as follows:

2024
Canadian dollar collars
Canadian dollar contracts	US$108,000
Weighted average put strike price (USD:CDN)	1.30
Weighted average call strike price (USD:CDN)	1.44

Euro collars
Euro contracts	€78,000
Weighted average put strike price (EUR:USD)	1.14
Weighted average call strike price (EUR:USD)	1.03

Disclosure of movement of derivative assets (liabilities)

	Year ended December 31,
	2023	2022

Opening derivative asset (liability)	$—	$—
Change in fair value	1,346	—
Settlements	(8)	—
Closing derivative asset (liability)	$1,338	$—
The foreign currency forward contracts have not been designated as hedging instruments. Changes in the fair value of the foreign currency forward contracts will be recorded in other income (expense). Changes in the fair value of foreign currency forward contracts outstanding during the year ended December 31, 2023 were as follows:

	Year ended December 31,
	2023	2022

Opening derivative asset (liability)	$—	$—
Change in fair value	1,478	—
Closing derivative asset (liability)	$1,478	$—
Changes in the fair value of gold collars outstanding during the year ended December 31, 2023 were as follows:

	Year ended December 31,
	2023	2022

Opening derivative asset (liability)	$—	$—
Change in fair value	(3,026)	—
Closing derivative asset (liability)	$(3,026)	$—
Changes in the fair value of gold commodity swaps outstanding during the year ended December 31, 2023 were as follows:

	Year ended December 31,
Gold commodity swaps	2023	2022

Opening derivative asset (liability)	$—	$—
Change in fair value	(2,966)	—
Closing derivative asset (liability)	$(2,966)	$—

Changes in the fair value of copper commodity swaps outstanding during the year ended December 31, 2023 were as follows:

	Year ended December 31,
Copper commodity swaps	2023	2022

Opening derivative asset (liability)	$—	$—
Change in fair value	(1,032)	—
Closing derivative asset (liability)	$(1,032)	$—
Changes in the fair value of interest rate swaps outstanding during the year ended December 31, 2023 were as follows:

	Year ended December 31,
	2023	2022

Opening derivative asset (liability)	$—	$—
Change in fair value	(11,182)	—
Settlements	(423)	—
Closing derivative asset (liability)	$(11,605)	$—
Changes in the fair value of foreign currency forward contracts outstanding during the year ended December 31, 2023 were as follows:

	Year ended December 31,
	2023	2022

Opening derivative asset (liability)	$—	$—
Change in fair value	6,229	—
Closing derivative asset (liability)	$6,229	$—

Disclosure of outstanding gold collars
As at December 31, 2023, the Company's outstanding gold collars were as follows:

	2024	2025

Gold ounces	200,004	200,004
Weighted average put strike price per ounce	US$1,800	US$1,900
Weighted average call strike price per ounce	US$2,765	US$2,667